Retirement Benefit Plans - Summary of Retirement Benefit Plans (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Net assets (liabilities) [abstract]
Total net assets	£ 592	£ 657
Unfunded pension and post-retirement medical benefits
Net assets (liabilities) [abstract]
Surplus (deficit) in plan	(24)	(25)
Surplus | Funded defined benefit pension scheme
Net assets (liabilities) [abstract]
Surplus (deficit) in plan	622	723
Deficit | Funded defined benefit pension scheme
Net assets (liabilities) [abstract]
Surplus (deficit) in plan	£ (6)	£ (41)